Consolidated statements of operations € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2018 EUR (€) € / shares shares		Dec. 31, 2017 EUR (€) € / shares shares		Dec. 31, 2016 EUR (€) shares
Income Statement [Abstract]
Revenue		€ 583,395		€ 667,802		€ 485,942
Revenue from related party		331,421		367,581		268,227
Total revenue		914,816		1,035,383		754,169
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	5,435		5,930		4,273
Selling and marketing	[1],[2]	805,633		946,925		673,224
Technology and content	[1],[2],[3]	66,904		52,232		51,658
General and administrative, including related party	[1],[2],[3]	54,326		47,444		55,602
Amortization of intangible assets	[3]	1,684		3,220		13,857
Operating loss		(19,166)		(20,368)		(44,445)
Other income/(expense)
Interest expense		(1,839)		(44)		(137)
Gain on deconsolidation of entity		0		2,007		0
Other, net		539		592		(139)
Total other income/(expense), net		(1,300)		2,555		(276)
Loss before income taxes		(20,466)		(17,813)		(44,721)
Expense/(benefit) for income taxes		1,086		(4,764)		6,670
Net loss before equity method investment		(21,552)		(13,049)		(51,391)
Income from equity method investment		63		0		0
Net loss		(21,489)		(13,049)		(51,391)
Net loss attributable to noncontrolling interests		0		568		710
Net loss attributable to trivago N.V.		€ (21,489)		€ (12,481)		€ (50,681)
Earnings per share attributable to trivago N.V. available to common stockholders:
Basic and diluted (in EUR per share) | (per share)	[4]	€ (0.06)		€ (0.05)
Shares used in computing earnings per share:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted (shares) | shares		350,852	[4]	274,666	[4]	237,811

[1]	Includes related party expense as follows: Year ended December 31, 201620172018 Cost of revenue—€6859Selling and marketing0042Technology and content0361700General and administrative5,1281099
[2]	Includes share-based compensation as follows: Year ended December 31, 201620172018Cost of revenue737115184Selling and marketing10,9133,5143,273Technology and content15,8163,6145,260General and administrative26,2568,78211,985
[3]	Year ended December 31, 201620172018Amortization of acquired technology included in amortization of intangible assets3,75059278Amortization of internal use software and website development costs included in technology and content1,4101,7422,214Amortization of internal use software costs included in general and administrative 0408785
[4]	Represents earnings per share of Class A and Class B common stock and weighted-average shares of Class A and Class B common stock outstanding for the period from December 16, 2016 to December 31, 2016, the period following the capitalization of the parent company and IPO, and for the period from January 1, 2017 to December 31, 2018 (see Note 14).